Investment Strategy	May 28, 2025
Intelligent Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests in a diversified portfolio of publicly-traded real estate investment trusts (“REITs”) and mortgage-backed securities (“MBS”) listed primarily on U.S. stock exchanges, and to a lesser extent, stock exchanges in Canada, Europe, and Asia. The Fund invests in REITs and MBS that, in the determination of Armada ETF Advisors LLC (d/b/a Armada ETFs) (the “Sub-Adviser”), the Fund’s sub-adviser, have quantitative and qualitative characteristics that compare favorably to the aggregate real estate portfolio holdings of a select group of public, non-traded REITs. Non-traded REITs are real estate funds whose shares do not trade on stock exchanges. Rather, they generally can be sold only to accredited and institutional investors. The non-traded REITs considered by the Sub-Adviser are public, SEC-registered companies that make regular, publicly available filings with the SEC. In particular, the Sub-Adviser selects securities that, in its view, have characteristics that compare favorably to the publicly available real estate portfolio holdings of non-traded REITs managed by, in the Sub-Adviser’s view, large, well-managed global real estate firms. Public, non-traded REITs typically invest directly in real estate. In contrast, the Sub-Adviser will seek similar strategic themes for the Fund by investing in publicly-traded REITs. Additionally, the Sub-Adviser seeks to construct the Fund’s REIT exposure “intelligently” rather than by simply replicating non-traded REITs’ exposure.

The global real estate firms which the Sub-Adviser evaluates have extensive market and asset-level knowledge which comes from owning and managing large portfolios of real estate assets across many geographies and property sectors. In general, these firms have access to extensive real-time market data which enables them to identify and act upon market conditions and trends. The Sub-Adviser, in turn, uses publicly available data of the non-traded REITs managed by these firms to seek to benefit from the firms’ knowledge and provide effective strategic asset allocation across property sectors and geographies. In particular, the Sub-Adviser analyzes third-party data as well as the non-traded REITs’ public filings, such as financial disclosures and supplemental reports (e.g., 10-Q, 10-K, annual reports, etc.).

The Sub-Adviser analyzes third-party data and public filings for a select group of public, non-traded REITs from various sources (the “Select Non-Traded REITs”). The Sub-Adviser then seeks to create an investment portfolio for the Fund with similar qualitative characteristics to the aggregate real estate portfolio holdings of the Select Non-Traded REITs, including:

●	Sector (e.g., residential, industrial, self-storage).
●	Geographical (e.g., U.S. regions (East, Southwest, etc.), Europe, and Asia).
●	Portfolio quality (e.g., occupancy rates, term of leases, and stability of cash flows) and the Sub-Adviser’s estimates of the portfolio’s cash flow growth potential.
●	Term structure of balance sheet (e.g., the composition of the Select Non-Traded REITs’ assets, liabilities, and outstanding equity) and overall leverage characteristics (e.g., debt-to-equity ratio).
●	Valuations (e.g., net asset value).

The Sub-Adviser uses a combination of quantitative and qualitative considerations in the analysis of publicly-traded REITs including corporate track record, asset quality, balance sheet quality, financial transparency and disclosure and valuation. In evaluating publicly-traded REITs, the Sub-Adviser relies on both third-party data providers, as well as public filings, such as financial disclosures and supplemental reports.

Notwithstanding the foregoing, publicly-traded REITs typically have less leverage (lower debt-to-asset ratios) than comparable non-traded REITs. As a result, the Fund’s portfolio is generally expected to reflect a lower amount of leverage than the Select Non-Traded REITs.

Eligible Securities:

1.	REITS: The Fund will invest in a wide variety of REITs. The types of REITs, and a high-level description of the types of properties different REITs own or manage include:

●	Residential REITs – residential properties, such as multifamily housing, single-family rental housing, and senior housing.
●	Industrial REITs – properties that are used for manufacturing, production, storage, and distribution of goods.
●	Net Lease REITs – properties that are leased to commercial tenants under “triple net leases” which make the tenants responsible for paying for the property’s operating costs (such as taxes, insurance, utilities, and common area costs).
●	Hospitality REITs – hotels, motels, and similar properties.
●	Self-storage REITs – storage facility properties.

In addition, the Fund may invest in:

●	Retail REITs – properties that have retail space, such as malls, outlet centers, and shopping centers.
●	Office REITs - office buildings.

2.	MBS: The Fund will invest to a limited extent in MBS, both residential MBS (“RMBS”) and commercial MBS (“CMBS”). Because most non-traded REITs invest in MBS primarily for liquidity purposes, under normal market conditions, the Fund will generally only hold between zero and 10% of its net assets in MBS.

Additional Portfolio Attributes

The Fund’s REIT investments will primarily be U.S.-listed REITs. The Fund may hold REITs that are listed on non-U.S. exchanges. The Fund’s portfolio will generally consist of between 20-50 REITs and between 0-5 MBSs.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in REITs. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the real estate industry. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in REITs.
Residential REIT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in publicly-traded real estate investment trusts (“REITs”) that derive their revenue from ownership and/or management of residential properties.

The Fund defines a “residential REIT” as a REIT that generates at least 75% of its revenue from the following categories of property that are located in the U.S. (“Residential REITs”):

1.	Multifamily housing;

2.	Single-family rental housing; or

3.	Senior housing (a senior housing REIT must generate at least 50% of its revenue from ownership and/or management of senior housing real estate).

Armada ETF Advisors LLC (d/b/a Armada ETFs) (the “Sub-Adviser”), the Fund’s investment sub-adviser, will filter the Residential REITs by utilizing the following criteria:

1.	The Residential REIT must be classified as an owner/operator of residential properties as defined by the National Association of Real Estate Investment Trusts, a leading producer and sponsor of research on REIT investment;

2.	The Residential REIT must be listed on a U.S. exchange or the Toronto Stock Exchange; and

3.	The Residential REIT must have (i) a minimum market capitalization of US$100 million, (ii) 90-day average trading volume of $1 million over the most recent 30-day period and (iii) a minimum free-float of at least 20%.

Only Residential REITs meeting the above criteria will be selected for the Fund. Additionally, in selecting investments for the Fund, the Sub-Adviser considers: (i) publicly available information that Residential REITs file periodically, such as financial results; (ii) economic developments that may affect a Residential REIT’s future financial results, such as changes in interest rates, rents, inflation, and economic growth; and (iii) market developments that may affect the availability of loan or equity financing for Residential REITs and thus their long-term stability. The Sub-Adviser will weigh the Fund’s investment in each Residential REIT with flexible weights. The Sub-Adviser uses flexible weightings, as opposed to fixed weightings, because fixed weightings may force the Sub-Adviser to act without regard to the then-current market or company-specific conditions which could result in unnecessary trading and expenses to the Fund. Flexible weighting avoids forced selling of Residential REITs that are outperforming and avoids forced purchases. The objective of this flexible weighting strategy is to balance the benefits of broader diversification through equal weights with the benefits of allocating a larger share of the Fund’s portfolio to more liquid issuers. The Sub-Adviser will decide the flexible weights based on market conditions and expected performance of the individual Residential REITs and will adjust the weightings when it believes doing so is in the best interest of the Fund. Flexible weights have the potential to incorporate expected performance of the Residential REITs and, if expectations are accurate, flexible weights can incorporate forward-looking performance. Flexible weightings are limited to 10% of the Fund’s portfolio at the upper bound, with a lower bound of 0% (which will apply to those few companies whose risk or return profile has worsened to a degree where exclusion from the Fund’s portfolio outweighs the benefit of inclusion). The Sub-Adviser intends to review portfolio allocation at least monthly. The Sub-Adviser expects the Fund will hold positions in approximately 25 Residential REITs under normal market conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Residential REITs. The remainder of the Fund’s net assets (plus any borrowings for investment purposes) typically will be invested in U.S. real estate-related securities that are traded on a U.S. exchange (“Real Estate-Related Securities”). Real Estate-Related Securities may include preferred, common or convertible securities (including warrants) issued by builders or other real estate development or management companies, Residential REITs that receive less than 75% of their income from the categories specified to meet the definition for Residential REITs, as well as REITs with student housing, manufactured housing, self-storage, and mortgages or any debt securities from these issuers, or backed by residential real estate. The Fund may also invest in ETFs predominantly investing in Real Estate-Related Securities and other securities or derivatives related to U.S. real estate, specifically swap agreements and options.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the real estate industry. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Residential REITs.